Commitments and contingencies - Additional Information (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of commitments and contingencies [Line Items]
Amount of outstanding funds	CAD 359		CAD 469
Sublease recoveries	101
Lease costs, net of recoveries	19
Payment in respect of settlement agreements | $		$ 8.5
Senior notes [member]
Disclosure of commitments and contingencies [Line Items]
Amount of outstanding funds	CAD 106
Senior notes, maturity	Maturing between 2018 and 2025